Segment reporting	12 Months Ended
Dec. 31, 2023
Segment reporting
Segment reporting
30.	Segment reporting
The Group derives the results of the segments directly from its internal management reporting system. The CODM measures the performance of each segment based on metrics of revenues and earnings from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. The Group currently does not allocate assets, share-based compensation expenses and certain operating expenses to its segments, as the CODM does not use such information to allocate resources to or evaluate the performance of the operating segments. As most of the Group’s long-lived assets are located in the PRC and most of the Group’s revenues are derived from the PRC, no geographical information is presented.
As disclosed in Note 2(nn), beginning with the first quarter of 2021, the Group implemented certain segment reporting changes to better reflect its optimized organizational structure and business developments. As a result, the Group reported three segments, JD Retail, JD Logistics and New Businesses in 2021. JD Cloud & AI businesses were deconsolidated from the Company from March 31, 2021, thus the operating results of JD Cloud & AI businesses were not included in New Businesses segment from the second quarter of 2021. The Group consolidated Dada since February 28, 2022 and reported the results of Dada as a new standalone segment. The Group also consolidated CNLP through JD Property since March 1, 2022 and reported the results of CNLP in the New Businesses segment. In addition, the Group consolidated Deppon Holdco except the Excluded Business as defined in Note 7 since July 26, 2022 and reported the results of Deppon Holdco except Excluded Business as defined in Note 7 in the JD Logistics segment. As a result, the Group reported four segments, JD Retail, JD Logistics, Dada and New Businesses since 2022.
The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2021, 2022 and 2023:

	For the year ended December 31,
	2021	2022	2023

	(RMB in millions)
Net revenues:
JD Retail	866,303	929,929	945,343
JD Logistics	104,693	137,402	166,625
Dada	—	8,030	10,506
New Businesses	26,063	21,779	16,111
Inter-segment(*)	(46,043)	(50,904)	(53,923)

Total segment net revenues	951,016	1,046,236	1,084,662
Unallocated items	576	—	—

Total consolidated net revenues	951,592	1,046,236	1,084,662

Operating income/(loss):
JD Retail	26,613	34,852	35,925
JD Logistics	(1,827)	528	1,005
Dada	—	(1,122)	(488)
New Businesses	(10,600)	(5,295)	159
Including: gain on sale of development properties (Note 19)	767	1,379	2,283
impairment of long-lived assets	—	—	(1,123)

Total segment operating income	14,186	28,963	36,601
Unallocated items(**)	(10,045)	(9,240)	(10,576)

Total consolidated operating income	4,141	19,723	26,025
Total other income/(expense)	(6,721)	(5,856)	5,625

Income/(loss) before tax	(2,580)	13,867	31,650

(*)
The inter-segment eliminations mainly consist of revenues from supply chain solutions and logistics services provided by JD Logistics to JD Retail, on-demand delivery and retail services provided by Dada to JD Retail and JD Logistics, and property leasing services provided by JD Property to JD Logistics.

(**)	A summary of unallocated ite m s for the years presented is as follows ：

	For the year ended December 31,
	2021	2022	2023

	(RMB in millions)
Share-based compensation	(9,134)	(7,548)	(4,804)
Amortization of intangible assets resulting from assets and business acquisitions	(940)	(1,217)	(1,281)
Effects of business cooperation arrangements	29	(475)	(446)
Impairment of goodwill	—	—	(3,143)
Impairment of intangible assets	—	—	(902)

Total	(10,045)	(9,240)	(10,576)